List of principal companies included in the scope of consolidation during 2021 - Summary of Principal Investments Accounted for Using the Equity Method (Details)	12 Months Ended
Dec. 31, 2021
GlaxoSmithKline Consumer Healthcare, L.P.
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	11.70%
Infraserv GmbH & Co. Höchst KG
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	31.20%
Maphar
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	48.30%
MCM Vaccine B.V.
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	50.00%
MSP Vaccine Company (formerly MCM company)
Disclosure of joint operations [line Items]
Financial interest in principal investments accounted for using the equity method	50.00%